SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 16     -
SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Segments

The Company operates as one operating segment. The Company's chief operating decision maker ("CODM") is the Company’s president and CEO, who review financial information presented on a consolidated basis. The CODM uses consolidated operating margin and net income to assess financial performance and allocate resources. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development net, and general and administrative) at the consolidated level to manage the Company’s operations. These financial metrics are used by the CODM to make key operating decisions and to allocate resources.

See the consolidated financial statements for financial information regarding the Company’s operating segment.

B.	Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	%	%	%

China	33	39	36
Taiwan, R.O.C.	29	20	18
Korea	16	18	20
USA	9	14	13
Other	13	9	13
Total	100	100	100

Revenues are attributed to countries based on the geographic location of the customer.
C.	Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	%	%	%

Customer A	23	18	19
Customer B	10	14	18

D.	Long-lived assets by geographic location:
	As of December 31,
	2 0 2 5	2 0 2 4
	%	%

Israel	43	48
US	24	24
Germany	28	22
Other	5	6
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net and operating lease right-of-use assets.